Condensed financial information of the parent company (Tables)	12 Months Ended
Dec. 31, 2021
Financial Information Of Parent Company
Schedule of condensed financial information of the parent company

	December 31, 2021	December 31, 2020
ASSETS
Current assets:
Cash and cash equivalents	$8,758	$712,894
Other receivables, net	204,400	600,000
Total current assets	213,158	1,312,894
Non-current assets:
Property, plant and equipment, net	3,937,222	4,142,620
Investment in subsidiaries	21,873,789	59,731,280
Total non-current assets	25,811,011	63,873,900
Total assets	$26,024,169	$65,186,794
LIABILITIES AND SHAREHOLDERS' EQUITY
LIABILITIES
Other payables and accrued liabilities	$8,364,775	$2,495,595
Other payables - related party	9,188	3,308
Short-term loans	—	2,493,239
Convertible bonds payable	—	739,189
Total current liabilities	8,373,963	5,731,331
Non-current liabilities	—	505,755
Total liabilities	8,373,963	6,237,086
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS' EQUITY
Ordinary shares, $0.001 par value, 100,000,000 shares authorized, 53,823,831, 38,553,694 shares issued and outstanding as of December 31, 2021, 2020 and 2020 respectively	53,824	38,554
Additional paid-in capital	36,281,992	23,466,482
Statutory reserves	2,143,252	2,204,174
Retained earnings	(25,748,542)	31,387,398
Accumulated other comprehensive losses	2,459,256	1,741,696
Total Blue Hat Interactive Entertainment Technology shareholders’ equity	15,189,782	58,838,304
Non-controlling interest	2,460,424	111,404
Total equity	17,650,206	58,949,708
Total liabilities and shareholders' equity	$26,024,169	$65,186,794

PARENT COMPANY STATEMENTS OF INCOME AND COMPREHENSIVE INCOME

	Year ended December 31,	Year ended December 31,	Year ended December 31,
	2021	2020	2019
Operating expenses:
General and administrative expenses	$(1,169,384)	$(1,307,167)	$(1,671,700)
Other income (expenses):
(Interest expense)/interest income	(169,366)	(175,386)	21
Other finance expenses	(10,442)	(18,442)	(1,762)
Equity income of subsidiaries and VIEs from continue operation	(60,199,373)	9,548,859	10,747,395
Equity income of subsidiaries and VIEs from discontinued operation	1,493,945	233,153	—

NET INCOME	(60,054,620)	8,281,017	9,073,954
FOREIGN CURRENCY
TRANSLATION ADJUSTMENT	717,560	3,220,363	(521,738)
COMPREHENSIVE INCOME	$(59,337,060)	$11,501,380	$8,552,216
Less: Comprehensive income attributable to non-controlling interest	(2,918,680)	111,404	—
Comprehensive income attributable to
Blue Hat Interactive Entertainment Technology shareholders	$56,418,380	$11,389,976	$8,552,216

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2021	2020	2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$(60,054,620)	$8,281,017	$9,073,954
Net income from discontinued operation	1,493,945	233,153	—
Net income from continuing operation	(61,548,565)	8,047,864	9,073,954
Adjustments to reconcile net income to cash used in operating activities:
Equity income of subsidiaries and VIEs	60,199,373	(9,548,859)	(10,747,395)
Changes in operating assets and liabilities:
Depreciation of property and equipment	205,398	179,740	—
Other receivables	395,600	—	(600,000)
Other payables and accrued liabilities	5,869,181	925,409	1,570,183
Net cash used in operating activities	5,120,987	(395,846)	(703,258)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of property and equipment	—	(2,159,910)	(2,162,449)
Investment in subsidiary	(14,923,600)	(7,660,000)	—
Net cash used in investing activities	(14,923,600)	(9,819,910)	(2,162,449)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from issue of new shares	—	2,110,845	—
Proceeds from secured convertible promissory note Bonds	—	739,189	—
Underwriter’s partial exercise of over-allotment option, net of issuance costs	12,830,780	—	524,944
Proceeds from initial public offering, net of issuance costs	—	—	7,417,077
Other payables related party	5,880	3,039	269
Proceeds from short-term loans	—	2,998,994	—
Repayment of short-term loans	(2,998,994)	—	—
Repayment of convertible payables	(739,189)	—	—
Net cash used in investing activities	9,098,477	5,852,067	7,942,290
EFFECT OF EXCHANGE RATE ON CASH	—	—	—
NET CHANGES IN CASH AND CASH EQUIVALENTS	(704,136)	(4,363,689)	5,076,583
CASH AND CASH EQUIVALENTS, Beginning of year	712,894	5,076,583	—
CASH AND CASH EQUIVALENTS, end of year	$8,758	$712,894	$5,076,583

SUPPLEMENTAL CASH FLOW
INFORMATION:
Cash and cash equivalents	$8,758	$712,894	$76,583
Restricted cash	—	—	5,000,000
CASH AND CASH EQUIVALENTS, end of year	$8,758	$712,894	$5,076,583